ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2013
ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

3. ACCOUNTS RECEIVABLE

	2012	2013
	RMB	RMB
Accounts receivable	55,948	66,155
Less: Allowance for doubtful accounts	(3,260)	(3,347)

	52,688	62,808

        The movement of allowance for doubtful accounts is analyzed as follows:

	2011	2012	2013
	RMB	RMB	RMB
Balance at beginning of period	1,965	2,022	3,260
Additions	801	1,575	789
Write-offs	(744)	(337)	(702)

Balance at end of period	2,022	3,260	3,347